Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Brazil — 4.6%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/24(a)	BRL	14,097	$2,702,974
0.00%, 07/01/25(a)	BRL	18,378	3,223,415
0.00%, 01/01/26(a)	BRL	23,951	4,005,452
0.00%, 07/01/26(a)	BRL	27,713	4,417,749
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25	BRL	17,704	3,709,398
Series F, 10.00%, 01/01/29	BRL	15,565	3,218,131
Series F, 10.00%, 01/01/31	BRL	6,000	1,225,372
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/33	BRL	6,770	1,366,759
Series F, 10.00%, 01/01/27	BRL	19,012	3,992,336
Brazilian Government International Bond, 10.25%, 01/10/28	BRL	1,420	292,264
			28,153,850
Chile — 4.3%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	780,000	807,819
2.50%, 03/01/25	CLP	4,545,000	5,142,135
4.50%, 03/01/26	CLP	2,980,000	3,486,149
4.70%, 09/01/30(b)(c)	CLP	3,265,000	3,753,614
5.00%, 10/01/28(b)(c)	CLP	1,400,000	1,647,202
5.00%, 03/01/35	CLP	3,410,000	3,985,238
6.00%, 04/01/33(b)	CLP	2,190,000	2,750,013
6.00%, 01/01/43	CLP	3,020,000	3,968,238
7.00%, 05/01/34(b)	CLP	760,000	1,026,494
			26,566,902
China — 15.0%
China Government Bond
1.99%, 04/09/25	CNY	17,900	2,497,668
2.18%, 08/25/25	CNY	12,100	1,692,037
2.24%, 05/25/25	CNY	10,420	1,460,546
2.26%, 02/24/25	CNY	10,630	1,490,192
2.28%, 11/25/25	CNY	10,900	1,527,055
2.37%, 01/20/27	CNY	10,780	1,507,943
2.44%, 10/15/27	CNY	10,070	1,409,397
2.46%, 02/15/26	CNY	7,260	1,021,108
2.47%, 09/02/24	CNY	16,870	2,372,863
2.48%, 04/15/27	CNY	9,170	1,287,694
2.50%, 07/25/27	CNY	13,830	1,941,403
2.60%, 09/01/32	CNY	11,100	1,537,131
2.62%, 04/15/28	CNY	3,740	526,713
2.62%, 09/25/29	CNY	11,430	1,598,382
2.64%, 01/15/28	CNY	12,810	1,804,864
2.68%, 05/21/30	CNY	18,770	2,632,255
2.69%, 08/12/26	CNY	15,620	2,211,272
2.69%, 08/15/32	CNY	12,310	1,719,142
2.75%, 06/15/29	CNY	12,190	1,748,288
2.75%, 02/17/32	CNY	11,810	1,655,582
2.76%, 05/15/32	CNY	10,960	1,539,210
2.79%, 12/15/29	CNY	12,480	1,762,563
2.80%, 03/24/29	CNY	11,240	1,593,089
2.80%, 03/25/30	CNY	13,560	1,915,527
2.80%, 11/15/32	CNY	10,260	1,449,042
2.84%, 04/08/24	CNY	15,420	2,172,936
2.85%, 06/04/27	CNY	17,920	2,550,487
2.88%, 02/25/33	CNY	12,210	1,736,184
2.89%, 11/18/31	CNY	8,850	1,255,770
Security	Par (000)		Value

China (continued)
2.91%, 10/14/28	CNY	11,790	$1,682,894
2.94%, 10/17/24	CNY	11,340	1,605,327
3.01%, 05/13/28	CNY	15,420	2,213,174
3.02%, 10/22/25	CNY	17,910	2,554,591
3.02%, 05/27/31	CNY	15,750	2,264,004
3.03%, 03/11/26	CNY	14,950	2,138,267
3.12%, 12/05/26	CNY	10,590	1,523,804
3.12%, 10/25/52	CNY	7,490	1,059,957
3.13%, 11/21/29	CNY	12,860	1,861,930
3.19%, 04/11/24	CNY	14,780	2,088,232
3.19%, 04/15/53	CNY	2,740	395,242
3.22%, 12/06/25	CNY	10,860	1,558,311
3.25%, 06/06/26	CNY	14,170	2,042,820
3.25%, 11/22/28	CNY	8,150	1,185,934
3.27%, 11/19/30	CNY	17,770	2,608,023
3.28%, 12/03/27	CNY	15,830	2,301,064
3.29%, 05/23/29	CNY	14,100	2,060,261
3.32%, 04/15/52	CNY	7,680	1,126,402
3.53%, 10/18/51	CNY	6,110	929,217
3.72%, 04/12/51	CNY	8,770	1,380,203
3.81%, 09/14/50	CNY	14,710	2,340,341
China Government Bonds
2.30%, 05/15/26	CNY	9,640	1,350,192
2.46%, 02/15/26	CNY	6,380	897,337
2.62%, 04/15/28	CNY	9,620	1,354,806
2.67%, 05/25/33	CNY	8,130	1,136,205
2.91%, 10/14/28	CNY	1,370	195,553
3.12%, 12/05/26	CNY	2,050	294,976
3.19%, 04/15/53	CNY	1,270	183,196
3.25%, 11/22/28	CNY	2,220	323,040
3.53%, 10/18/51	CNY	1,310	199,227
			92,470,873
Colombia — 4.5%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	184,219
Colombia TES, 13.25%, 02/09/33	COP	6,491,900	1,944,838
Colombian TES
9.25%, 05/28/42	COP	10,446,500	2,380,335
Series B, 5.75%, 11/03/27	COP	8,663,700	1,894,701
Series B, 6.00%, 04/28/28	COP	12,410,500	2,701,246
Series B, 6.25%, 11/26/25	COP	8,364,700	1,983,976
Series B, 6.25%, 07/09/36	COP	5,246,700	955,907
Series B, 7.00%, 03/26/31	COP	11,009,700	2,348,968
Series B, 7.00%, 06/30/32	COP	11,108,800	2,320,531
Series B, 7.25%, 10/18/34	COP	10,373,600	2,123,135
Series B, 7.25%, 10/26/50	COP	9,873,700	1,784,745
Series B, 7.50%, 08/26/26	COP	12,425,800	2,968,993
Series B, 7.75%, 09/18/30	COP	9,808,400	2,213,832
Series B, 10.00%, 07/24/24	COP	6,596,100	1,697,495
			27,502,921
Czech Republic — 4.5%
Czech Republic Government Bond
0.00%, 12/12/24(a)	CZK	15,510	660,386
0.05%, 11/29/29	CZK	24,040	854,799
0.25%, 02/10/27	CZK	45,090	1,786,176
0.95%, 05/15/30(c)	CZK	44,810	1,676,089
1.00%, 06/26/26(c)	CZK	42,960	1,778,121
1.20%, 03/13/31	CZK	41,790	1,562,032
1.25%, 02/14/25	CZK	39,480	1,705,840

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Czech Republic (continued)
1.50%, 04/24/40	CZK	17,060	$525,082
1.75%, 06/23/32	CZK	41,940	1,603,272
1.95%, 07/30/37	CZK	11,830	417,681
2.00%, 10/13/33	CZK	49,150	1,871,836
2.40%, 09/17/25(c)	CZK	41,400	1,800,383
2.50%, 08/25/28(c)	CZK	45,100	1,904,121
2.75%, 07/23/29	CZK	46,890	1,993,335
3.50%, 05/30/35	CZK	15,750	682,529
4.20%, 12/04/36(c)	CZK	23,460	1,080,144
5.00%, 09/30/30	CZK	39,080	1,893,281
5.50%, 12/12/28	CZK	28,440	1,390,575
5.70%, 05/25/24(c)	CZK	27,100	1,245,254
6.00%, 02/26/26	CZK	28,520	1,349,699
			27,780,635
Dominican Republic — 4.3%
Dominican Republic International Bond
9.75%, 06/05/26(c)	DOP	692,900	12,427,318
13.63%, 02/03/33 (Call 11/03/32)(c)	DOP	640,100	13,983,828
			26,411,146
Egypt — 2.5%
Egypt Government Bond
13.54%, 01/14/25	EGP	21,307	474,654
14.06%, 01/12/26	EGP	147,209	3,095,957
14.29%, 01/05/28	EGP	48,756	925,683
14.35%, 09/10/24	EGP	26,886	616,071
14.37%, 10/20/25	EGP	108,405	2,327,025
14.40%, 09/10/29	EGP	22,306	391,705
14.48%, 04/06/26	EGP	110,489	2,302,275
14.53%, 09/14/24	EGP	80,754	1,859,567
14.56%, 07/06/26	EGP	47,947	990,433
14.56%, 10/13/27	EGP	76,013	1,470,558
14.66%, 10/06/30	EGP	29,769	512,433
16.10%, 05/07/29	EGP	25,844	492,727
			15,459,088
Hungary — 4.3%
Hungary Government Bond
1.00%, 11/26/25	HUF	968,390	2,303,293
1.50%, 04/22/26	HUF	679,210	1,592,486
1.50%, 08/26/26	HUF	531,080	1,224,495
2.00%, 05/23/29	HUF	609,410	1,319,803
2.25%, 04/20/33	HUF	820,360	1,561,306
2.25%, 06/22/34	HUF	219,350	398,249
2.50%, 10/24/24	HUF	749,520	1,943,979
2.75%, 12/22/26	HUF	600,340	1,417,065
3.00%, 06/26/24	HUF	475,890	1,269,392
3.00%, 10/27/27	HUF	776,160	1,831,614
3.00%, 08/21/30	HUF	723,810	1,588,841
3.00%, 10/27/38	HUF	637,280	1,109,951
3.00%, 04/25/41	HUF	323,380	530,326
3.25%, 10/22/31	HUF	1,014,800	2,205,421
4.50%, 03/23/28	HUF	364,380	910,361
4.75%, 11/24/32	HUF	653,750	1,540,480
5.50%, 06/24/25	HUF	708,170	1,870,388
6.75%, 10/22/28	HUF	635,670	1,736,761
			26,354,211
Indonesia — 6.5%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR	20,522,000	1,326,853
5.50%, 04/15/26	IDR	25,666,000	1,678,162
Security	Par (000)		Value

Indonesia (continued)
6.13%, 05/15/28	IDR	18,346,000	$1,219,620
6.25%, 06/15/36	IDR	10,306,000	678,980
6.38%, 08/15/28	IDR	16,791,000	1,132,390
6.38%, 04/15/32	IDR	33,243,000	2,206,647
6.38%, 07/15/37	IDR	5,800,000	384,615
6.50%, 06/15/25	IDR	25,099,000	1,675,208
6.50%, 02/15/31	IDR	30,756,000	2,053,799
6.63%, 05/15/33	IDR	15,996,000	1,079,306
7.00%, 05/15/27	IDR	19,286,000	1,319,198
7.00%, 09/15/30	IDR	29,945,000	2,057,229
7.00%, 02/15/33	IDR	26,404,000	1,843,728
7.13%, 06/15/38	IDR	5,311,000	375,081
7.13%, 06/15/42	IDR	21,192,000	1,478,598
7.13%, 06/15/43	IDR	5,585,000	395,162
7.50%, 08/15/32	IDR	8,559,000	610,141
7.50%, 06/15/35	IDR	20,582,000	1,480,867
7.50%, 05/15/38	IDR	12,915,000	933,511
7.50%, 04/15/40	IDR	22,676,000	1,627,770
8.13%, 05/15/24	IDR	13,613,000	916,711
8.25%, 05/15/29	IDR	18,948,000	1,380,892
8.25%, 06/15/32	IDR	5,264,000	392,706
8.25%, 05/15/36	IDR	16,128,000	1,229,920
8.38%, 03/15/24	IDR	22,375,000	1,503,042
8.38%, 09/15/26	IDR	19,144,000	1,353,918
8.38%, 03/15/34	IDR	24,690,000	1,881,221
8.38%, 04/15/39	IDR	10,195,000	791,667
8.75%, 05/15/31	IDR	11,424,000	867,406
9.00%, 03/15/29	IDR	17,789,000	1,337,714
9.50%, 07/15/31	IDR	4,603,000	363,997
10.50%, 08/15/30	IDR	4,112,000	336,077
11.00%, 09/15/25	IDR	6,128,000	445,172
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR	4,867,000	312,074
6.38%, 03/15/34	IDR	9,639,000	639,651
6.63%, 10/15/24	IDR	6,528,000	434,010
8.88%, 11/15/31	IDR	5,023,000	385,118
			40,128,161
Malaysia — 4.6%
Malaysia Government Bond
2.63%, 04/15/31	MYR	3,143	640,122
3.48%, 06/14/24	MYR	2,682	596,345
3.50%, 05/31/27	MYR	2,960	654,909
3.58%, 07/15/32	MYR	3,506	760,287
3.73%, 06/15/28	MYR	3,848	855,683
3.76%, 05/22/40	MYR	4,510	960,463
3.83%, 07/05/34	MYR	2,773	608,393
3.88%, 03/14/25	MYR	2,808	628,160
3.89%, 08/15/29	MYR	3,428	765,982
3.90%, 11/30/26	MYR	4,043	907,276
3.90%, 11/16/27	MYR	4,027	905,329
3.91%, 07/15/26	MYR	2,741	615,172
3.96%, 09/15/25	MYR	4,656	1,044,704
4.06%, 09/30/24	MYR	1,634	365,122
4.07%, 06/15/50	MYR	4,102	881,616
4.18%, 07/15/24	MYR	1,823	407,864
4.25%, 05/31/35	MYR	2,642	600,043
4.50%, 04/30/29	MYR	1,473	339,404
4.70%, 10/15/42	MYR	3,784	903,418
4.76%, 04/07/37	MYR	4,343	1,035,761
4.89%, 06/08/38	MYR	3,271	795,399

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Malaysia (continued)
4.92%, 07/06/48	MYR	2,595	$634,264
Malaysia Government Bonds
3.52%, 04/20/28	MYR	1,714	378,243
4.46%, 03/31/53	MYR	1,442	333,090
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	4,568	1,005,811
3.45%, 07/15/36	MYR	3,974	831,376
3.47%, 10/15/30	MYR	4,871	1,053,547
3.60%, 07/31/28	MYR	1,461	323,358
3.66%, 10/15/24	MYR	3,415	760,919
3.73%, 03/31/26	MYR	3,936	878,036
3.99%, 10/15/25	MYR	4,312	966,466
4.07%, 09/30/26	MYR	1,977	445,656
4.13%, 08/15/25	MYR	2,195	493,936
4.13%, 07/09/29	MYR	3,004	677,469
4.19%, 10/07/32	MYR	3,572	811,460
4.25%, 09/30/30	MYR	2,414	550,487
4.26%, 07/26/27	MYR	1,715	390,072
4.29%, 08/14/43	MYR	1,821	410,010
4.37%, 10/31/28	MYR	3,718	850,390
4.66%, 03/31/38	MYR	1,505	358,169
Malaysia Investment Issue Bond, 4.42%, 09/30/41	MYR	3,150	718,108
			28,142,319
Mexico — 6.0%
Mexican Bonos
5.00%, 03/06/25	MXN	41,731	2,305,120
5.50%, 03/04/27	MXN	57,474	3,031,296
7.50%, 05/26/33	MXN	28,290	1,541,683
8.00%, 07/31/53	MXN	27,940	1,510,957
Series M, 5.75%, 03/05/26	MXN	74,308	4,044,916
Series M, 7.75%, 05/29/31	MXN	74,656	4,184,286
Series M, 7.75%, 11/23/34	MXN	15,827	873,403
Series M, 7.75%, 11/13/42	MXN	48,998	2,609,861
Series M, 8.00%, 09/05/24	MXN	54,965	3,183,052
Series M, 8.00%, 11/07/47	MXN	48,686	2,648,517
Series M 20, 7.50%, 06/03/27	MXN	59,348	3,344,304
Series M 20, 8.50%, 05/31/29	MXN	42,716	2,510,041
Series M 20, 10.00%, 12/05/24	MXN	39,280	2,331,143
Series M 30, 8.50%, 11/18/38	MXN	34,507	1,996,127
Series M 30, 10.00%, 11/20/36	MXN	11,723	765,135
Mexico Bonos, 7.00%, 09/03/26	MXN	7,000	389,663
			37,269,504
Peru — 4.5%
Peru Government Bond
5.35%, 08/12/40	PEN	6,181	1,459,846
5.40%, 08/12/34	PEN	10,223	2,542,211
5.70%, 08/12/24	PEN	3,086	850,223
5.94%, 02/12/29	PEN	13,156	3,602,583
6.15%, 08/12/32	PEN	14,570	3,903,984
6.35%, 08/12/28	PEN	9,222	2,594,345
6.90%, 08/12/37	PEN	13,099	3,651,379
6.95%, 08/12/31	PEN	13,392	3,806,245
7.30%, 08/12/33(b)	PEN	12,366	3,567,080
8.20%, 08/12/26	PEN	5,129	1,508,653
			27,486,549
Poland — 4.5%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	8,748	1,864,277
0.75%, 04/25/25	PLN	7,723	1,783,386
Security	Par (000)		Value

Poland (continued)
1.25%, 10/25/30	PLN	9,915	$1,891,639
1.75%, 04/25/32	PLN	9,609	1,801,545
2.25%, 10/25/24	PLN	9,873	2,367,558
2.50%, 04/25/24	PLN	7,252	1,770,432
2.50%, 07/25/26	PLN	12,156	2,806,078
2.50%, 07/25/27	PLN	7,559	1,703,811
2.75%, 04/25/28	PLN	9,258	2,074,750
2.75%, 10/25/29	PLN	12,693	2,758,450
3.25%, 07/25/25	PLN	10,159	2,439,514
3.75%, 05/25/27	PLN	8,262	1,954,940
7.50%, 07/25/28	PLN	6,235	1,702,354
Republic of Poland Government Bonds
0.00%, 10/25/25	PLN	2,225	494,692
6.00%, 10/25/33	PLN	2,512	654,638
			28,068,064
Romania — 4.5%
Romania Government Bond
2.50%, 10/25/27	RON	6,220	1,188,459
3.25%, 04/29/24	RON	5,875	1,281,257
3.25%, 06/24/26	RON	6,980	1,430,096
3.50%, 11/25/25	RON	6,125	1,284,470
3.65%, 07/28/25	RON	6,050	1,284,220
3.65%, 09/24/31	RON	7,110	1,305,607
3.70%, 11/25/24	RON	6,205	1,339,107
4.15%, 01/26/28	RON	6,825	1,389,213
4.15%, 10/24/30	RON	7,375	1,441,193
4.25%, 04/28/36	RON	4,630	831,066
4.50%, 06/17/24	RON	6,565	1,441,275
4.75%, 02/24/25	RON	6,440	1,402,940
4.75%, 10/11/34	RON	7,715	1,484,734
4.85%, 04/22/26	RON	6,970	1,495,628
4.85%, 07/25/29	RON	6,910	1,428,165
5.00%, 02/12/29	RON	7,085	1,482,412
5.80%, 07/26/27	RON	7,350	1,600,673
6.70%, 02/25/32	RON	8,240	1,857,076
8.25%, 09/29/32	RON	5,320	1,326,752
Romania Government Bonds
7.90%, 02/24/38	RON	975	242,957
8.00%, 04/29/30	RON	1,005	241,353
8.75%, 10/30/28	RON	3,510	855,239
			27,633,892
Serbia — 4.4%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	928,180	8,546,310
4.50%, 08/20/32	RSD	1,173,630	9,748,717
5.88%, 02/08/28	RSD	949,360	9,115,139
			27,410,166
South Africa — 4.5%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	22,807	828,931
6.50%, 02/28/41	ZAR	19,782	667,770
7.00%, 02/28/31	ZAR	42,551	1,935,157
8.00%, 01/31/30	ZAR	73,399	3,678,707
8.25%, 03/31/32	ZAR	62,968	3,008,140
8.50%, 01/31/37	ZAR	61,380	2,663,469
8.75%, 01/31/44	ZAR	52,453	2,178,633
8.75%, 02/28/48	ZAR	75,711	3,123,723
8.88%, 02/28/35	ZAR	57,180	2,660,868
9.00%, 01/31/40	ZAR	47,340	2,064,366

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

South Africa (continued)
10.50%, 12/21/26	ZAR	82,832	$4,839,736
			27,649,500
Thailand — 4.5%
Thailand Government Bond
0.75%, 06/17/24	THB	34,307	986,019
0.75%, 09/17/24	THB	50,019	1,430,467
0.95%, 06/17/25	THB	50,244	1,425,305
1.00%, 06/17/27	THB	60,560	1,673,838
1.45%, 12/17/24	THB	40,897	1,177,286
1.59%, 12/17/35	THB	47,740	1,224,800
1.60%, 12/17/29	THB	45,441	1,253,118
1.60%, 06/17/35	THB	19,585	506,385
2.00%, 12/17/31	THB	57,527	1,605,353
2.00%, 06/17/42	THB	31,154	777,622
2.13%, 12/17/26	THB	44,213	1,278,568
2.35%, 06/17/26	THB	48,524	1,411,458
2.65%, 06/17/28	THB	47,290	1,388,633
2.88%, 12/17/28	THB	33,307	990,966
2.88%, 06/17/46	THB	32,950	907,665
3.30%, 06/17/38	THB	51,023	1,562,705
3.35%, 06/17/33	THB	37,090	1,147,968
3.39%, 06/17/37	THB	20,961	648,492
3.40%, 06/17/36	THB	32,492	1,005,210
3.45%, 06/17/43	THB	22,626	697,076
3.65%, 06/20/31	THB	31,281	981,764
3.78%, 06/25/32	THB	48,193	1,536,432
3.85%, 12/12/25	THB	37,212	1,121,858
4.88%, 06/22/29	THB	38,054	1,251,981
			27,990,969
Turkey — 4.2%
Turkey Government Bond
8.00%, 03/12/25	TRY	30,770	1,015,285
9.00%, 07/24/24	TRY	37,865	1,305,610
10.40%, 03/20/24	TRY	13,422	482,973
10.50%, 08/11/27	TRY	149,440	4,514,923
10.60%, 02/11/26	TRY	51,105	1,714,707
11.00%, 02/24/27	TRY	29,710	900,345
Security	Par/ Shares (000)		Value

Turkey (continued)
11.70%, 11/13/30	TRY	88,689	$2,809,514
12.40%, 03/08/28	TRY	181,442	5,421,155
12.60%, 10/01/25	TRY	91,071	3,277,072
16.90%, 09/02/26	TRY	120,753	4,629,737
			26,071,321
Uruguay — 4.6%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	674,445	17,156,820
8.50%, 03/15/28(c)	UYU	266,210	6,951,815
Uruguay Government International Bonds, 9.75%, 07/20/33 (Call 04/20/33)	UYU	146,164	4,061,863
			28,170,498

Total Long-Term Investments — 96.8%
(Cost: $630,422,011)			596,720,569

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(d)(e)		720	720,000

Total Short-Term Securities — 0.1%
(Cost: $720,000)			720,000

Total Investments — 96.9%
(Cost: $631,142,011)			597,440,569

Other Assets Less Liabilities — 3.1%			19,362,611

Net Assets — 100.0%			$616,803,180

(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$440,000	$280,000	(a)	$—	$—	$—	$720,000	720	$40,744	$5

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$596,720,569	$—	$596,720,569
Short-Term Securities
Money Market Funds	720,000	—	—	720,000
	$720,000	$596,720,569	$—	$597,440,569

Currency Abbreviations

BRL	Brazilian Real	MYR	Malaysian Ringgit
CLP	Chilean Peso	PEN	Peru Nuevo Sol
CNY	Chinese Yuan	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian Leu
CZK	Czech Koruna	RSD	Serbian Dinar
DOP	Dominican Peso	THB	Thai Baht
EGP	Egyptian Pound	TRY	Turkish Lira
HUF	Hungarian Forint	UYU	Uruguayan Peso
IDR	Indonesian Rupiah	ZAR	South African Rand
MXN	Mexican Peso